Investment contracts without discretionary participating features - Summary of Investment Contracts Account without Discretionary Participating Features (Detail) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Investment Contracts [Abstract]
Investment contracts without DPF where Aegon bears the risk	€ 10,933	€ 10,222
Investment contracts without DPF where policyholders bear the risk	73,494	65,044
Total investment contracts without DPF	€ 84,427	€ 75,266